Operating, General And Administrative Expenses And Restructuring Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Operating, General And Administrative Expenses And Restructuring Costs [Abstract]
Employee salaries and benefits	$ 664	$ 657
Purchase of goods and services	2,359	2,373
Total operating costs	3,023	3,030
Employee-related restructuring costs	$ 14	$ 14